Condensed Consolidated Statements Of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 830	$ 858	$ 1,113
Other Comprehensive Income
Unrecognized prior service credit (related to corporation net of income tax of $14, $24 and $20 in 2012, 2011, 2010, respectively and related to utility of $13, $24, and $21, respectively)	17	36	(29)
Unrecognized net loss (related to corporation net of income tax of $20, $452, and $73 in 2012, 2011, and 2010, respectively and related to utility of $22, $447, and $74 respectively)	31	(655)	(110)
Unrecognized net transition obligation (net of income tax of $8 in 2012, and $11 in 2011, 2010, respectively)	16	15	15
Transfer to regulatory account (net of income tax of $30, $408 and $57 in 2012, 2011, and 2010 respectively)	44	593	82
Other (net of income tax of$3 in 2012)	4	0	0
Total other comprehensive income	112	(11)	(42)
Comprehensive income	942	847	1,071
Preferred stock dividend requirement of subsidiary	14	14	14
Comprehensive Income Net Of Tax Attributable To Noncontrolling Interest	928	833	1,057
Pacific Gas And Electric Company [Member]
Net income	811	845	1,121
Other Comprehensive Income
Unrecognized prior service credit (related to corporation net of income tax of $14, $24 and $20 in 2012, 2011, 2010, respectively and related to utility of $13, $24, and $21, respectively)	16	36	(30)
Unrecognized net loss (related to corporation net of income tax of $20, $452, and $73 in 2012, 2011, and 2010, respectively and related to utility of $22, $447, and $74 respectively)	33	(651)	(108)
Unrecognized net transition obligation (net of income tax of $8 in 2012, and $11 in 2011, 2010, respectively)	16	15	15
Transfer to regulatory account (net of income tax of $30, $408 and $57 in 2012, 2011, and 2010 respectively)	44	593	82
Total other comprehensive income	109	(7)	(41)
Comprehensive income	$ 920	$ 838	$ 1,080